UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-06180

Name of Fund:  BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer, BlackRock Utilities & Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 05/31/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

----------------------------------------------

      BlackRock Utilities and                          BLACKROCK
      Telecommunications Fund, Inc.

      SEMI-ANNUAL REPORT
      MAY 31, 2008 | (UNAUDITED)

----------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

================================================================================

Table of Contents

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------

A Letter to Shareholders ................................................      3
Semi-Annual Report:
Fund Summary ............................................................      4
About Fund Performance ..................................................      6
Disclosure of Expenses ..................................................      6
Portfolio Information ...................................................      7
Financial Statements:
   Schedule of Investments ..............................................      8
   Statement of Assets and Liabilities ..................................     11
   Statement of Operations ..............................................     12
   Statements of Changes in Net Assets ..................................     13
Financial Highlights ....................................................     14
Notes to Financial Statements ...........................................     18
Officers and Directors ..................................................     23
Additional Information ..................................................     24
Mutual Fund Family ......................................................     26


2    BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer, and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the positive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the "Fed") initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions, which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed's response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues under-performed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008                                                      6-month   12-month
---------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                         (4.47%)    (6.70%)
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          (1.87)    (10.53)
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     (5.21)     (2.53)
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                    1.49       6.89
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         1.44       3.87
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    1.81      (1.08)
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

================================================================================

Fund Summary

--------------------------------------------------------------------------------
Portfolio Management Commentary
--------------------------------------------------------------------------------

      How did the Fund perform?

o The Fund outperformed the broad-based S&P 500 Index and the S&P Utilities Index for the six-month period.

      What factors influenced performance?

o Allocation decisions and security selection both contributed favorably to absolute and relative returns relative to the Fund's composite index (which is comprised 70% of the S&P Utilities Index and 30% of the S&P Telecommunications Index).

o On the whole, security selection in the wireless telecommunication services segment was advantageous, as the Fund avoided some notable companies that struggled during the six months. Fund holdings in the electric utilities subsector, including Exelon Corp. and FirstEnergy Corp., further aided absolute performance, as these names generated positive returns in an environment that was negative for the sector overall. An overweight in gas utilities also enhanced relative returns versus the composite benchmark, as several of the Fund's holdings in this area benefited from rising natural gas prices in the first half of 2008.

o In contrast, an overweight in the independent power producers area, combined with disappointing stock selection in the subsector, modestly detracted from the Fund's relative return over the six-month period. Individual holdings Veolia Environnement SA and Vodafone Group Plc also hampered results, as both firms suffered double-digit declines during the period. Neither of these companies is represented in the composite benchmark, making their large declines particularly disappointing from a relative return perspective.

      Describe recent portfolio activity.

o There were no significant changes made to the portfolio during the six-month reporting period.

      Describe Fund positioning at period-end.

o Fund management maintains a constructive view on the prospects for the utilities and telecommunications sectors. At the end of the six-month period, we remain comfortable with the Fund's top holdings, and we continue to find new investment opportunities. Within the strategy, we are maintaining the Fund's overweight exposure to independent power producers and wireless telecommunications service providers, while we hold underweights in both electric utilities and diversified telecommunications stocks. The Fund remains diversified geographically, most notably in the United States, Europe and Latin America.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

                                          Actual                                             Hypothetical(2)
                   -----------------------------------------------------  ------------------------------------------------------
                      Beginning         Ending                               Beginning         Ending
                    Account Value    Account Value     Expenses Paid        Account Value   Account Value     Expenses Paid
                   December 1, 2007  May 31, 2008   During the Period(1)  December 1, 2007   May 31, 2008  During the Period(1)
--------------------------------------------------------------------------------------------------------------------------------
Institutional ...       $1,000         $1,002.20           $ 4.73              $1,000         $1,020.18           $ 4.77
Investor A ......       $1,000         $1,000.40           $ 5.87              $1,000         $1,019.03           $ 5.92
Investor B ......       $1,000         $  997.20           $10.08              $1,000         $1,014.81           $10.17
Investor B1 .....       $1,000         $  997.80           $ 8.69              $1,000         $1,016.20           $ 8.77
Investor C ......       $1,000         $  996.60           $ 9.88              $1,000         $1,015.00           $ 9.97
Investor C1 .....       $1,000         $  997.70           $ 8.89              $1,000         $1,016.00           $ 8.97
--------------------------------------------------------------------------------------------------------------------------------

(1) For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Institutional, 1.18% for Investor A, 2.03% for Investor B, 1.75% for Investor B1, 1.99% for Investor C and 1.79% for Investor C1), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

(2) Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4    BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

--------------------------------------------------------------------------------
Total Return Based on a $10,000 Investment
--------------------------------------------------------------------------------

Below is a line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the S&P 500(R) Index and the S&P Utilities Index. Values are from May 1998 to May 2008:

          Institutional     Investor A      S&P 500(R)     S&P Utilities
           Shares(1,2)      Shares(1,2)      Index(3)         Index(4)
5/98         $10,000           $9,475        $10,000          $10,000
5/99         $11,188          $10,576        $12,103          $11,667
5/00         $12,396          $11,687        $13,371          $12,263
5/01         $12,988          $12,216        $11,960          $15,179
5/02         $10,655           $9,988        $10,303          $10,253
5/03          $9,834           $9,206         $9,473           $9,023
5/04         $10,995          $10,268        $11,209          $10,019
5/05         $14,175          $13,190        $12,132          $13,266
5/06         $16,254          $15,098        $13,180          $14,519
5/07         $22,824          $21,146        $16,184          $19,749
5/08         $24,102          $22,267        $15,100          $20,147

(1) Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

(2) The Fund invests at least 80% of its total assets in equity and debt securities issued by domestic and foreign companies that are, in the opinion of the Manager, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

(3) The S&P 500 Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The unmanaged Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

(4) This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of electric and natural gas utilities within the S&P 500 Index.

--------------------------------------------------------------------------------
Performance Summary for the Period Ended May 31, 2008
--------------------------------------------------------------------------------

                                                                                    Average Annual Total Returns(1)
                                                                    ----------------------------------------------------------------
                                                                           1 Year               5 Years              10 Years
                                                                    -------------------   -------------------   -------------------
                                    Standardized       6-Month      w/o sales   w/sales   w/o sales   w/sales   w/o sales   w/sales
                                    30-Day Yields   Total Returns    charge      charge    charge      charge    charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...................       1.44%           0.22%         5.60%        --       19.64%        --      9.20%        --
Investor A ......................       1.15            0.04          5.30      (0.23%)     19.32      18.04%     8.92       8.33%
Investor B ......................       0.35           (0.28)         4.46       0.16       18.42      18.22      8.10       8.10
Investor B1 .....................       0.68           (0.22)         4.71       0.89       18.69      18.49      8.46       8.46
Investor C ......................       0.35           (0.34)         4.45       3.49       18.43      18.43      8.10       8.10
Investor C1 .....................       0.61           (0.23)         4.67       3.72       18.63      18.63      8.33       8.33
S&P 500 Index ...................         --           (4.47)        (6.70)        --        9.77         --      4.21         --
S&P Utilities Index .............         --           (1.75)         2.02         --       17.43         --      7.26         --
------------------------------------------------------------------------------------------------------------------------------------

(1) Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008    5

================================================================================

      About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Prior to October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor B Share fees.

o Investor B1 Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

================================================================================

      Disclosure of Expenses

      Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

      The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6    BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Portfolio Information

--------------------------------------------------------------------------------
As of May 31, 2008
--------------------------------------------------------------------------------

Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Exelon Corp. ......................................................       4%
AT&T Inc. .........................................................       4
Public Service Enterprise Group, Inc. .............................       3
Entergy Corp. .....................................................       3
Verizon Communications, Inc. ......................................       3
PPL Corp. .........................................................       3
FPL Group, Inc. ...................................................       3
NRG Energy, Inc. ..................................................       3
Constellation Energy Group, Inc. ..................................       3
FirstEnergy Corp. .................................................       3
--------------------------------------------------------------------------------

                                                                      Percent of
Geographic Allocation                                                 Net Assets
--------------------------------------------------------------------------------
United States .....................................................      72%
United Kingdom ....................................................       5
France ............................................................       4
Spain .............................................................       4
Brazil ............................................................       3
Germany ...........................................................       2
Mexico ............................................................       2
Canada ............................................................       2
Czech Republic ....................................................       1
Finland ...........................................................       1
Luxembourg ........................................................       1
Sweden ............................................................       1
Italy .............................................................       1
Netherlands .......................................................       1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Industry Classification as a Percentage of Total Investments as of May 31, 2008
--------------------------------------------------------------------------------

Below is a pie chart showing the Industry Classification as a Percentage of Total Investments as of May 31, 2008

Electric Utilities                                                          40%
Diversified Telecommunication Services                                      15%
Multi-Utilities                                                             14%
Independent Power Producers & Energy Traders                                10%
Wireless Telecommunication Services                                          6%
Oil, Gas & Consumable Fuels                                                  5%
Gas Utilities                                                                3%
Water Utilities                                                              2%
Construction & Engineering                                                   1%
Electrical Equipment                                                         1%
Other(1)                                                                     3%

(1)   Includes portfolio holdings in short-term investments.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008    7

================================================================================

Schedule of Investments May 31, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
--------------------------------------------------------------------------------
Brazil -- 3.3%
Diversified Telecommunication Services -- 0.4%
GVT Holding SA (a)                                      25,900   $      618,320
--------------------------------------------------------------------------------
Electric Utilities -- 1.7%
CPFL Energia SA (b)                                     15,700        1,090,365
Cia Energetica de Minas Gerais (b)                      47,950        1,133,538
EDP -- Energias do Brasil SA                            33,200          647,058
                                                                 ---------------
                                                                      2,870,961
--------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 0.3%
Cia Energetica de Sao Paulo (Preference Shares)         25,200          477,196
--------------------------------------------------------------------------------
Water Utilities -- 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo         20,800          587,618
Cia Saneamento (Preference Shares) (c)(d)                  314           24,093
Companhia de Saneamento de Minas Gerais                 32,000          588,257
                                                                 ---------------
                                                                      1,199,968
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.2%
Tim Participacoes SA (b)                                13,000          395,980
--------------------------------------------------------------------------------
Total Common Stocks in Brazil                                         5,562,425
================================================================================
Canada -- 1.7%
Diversified Telecommunication Services -- 1.2%
Manitoba Telecom Services, Inc.                         30,000        1,295,290
TELUS Corp. (Non-Voting Shares)                         16,500          772,192
                                                                 ---------------
                                                                      2,067,482
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.5%
Rogers Communications, Inc. Class B                     17,000          748,170
--------------------------------------------------------------------------------
Total Common Stocks in Canada                                         2,815,652
================================================================================
Cayman Islands -- 0.3%
Energy Equipment & Services -- 0.3%
Transocean, Inc.                                         3,218          483,312
--------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                               483,312
================================================================================
Czech Republic -- 0.9%
Electric Utilities -- 0.9%
CEZ AS                                                  17,700        1,454,921
--------------------------------------------------------------------------------
Total Common Stocks in the Czech Republic                             1,454,921
================================================================================
Finland -- 0.8%
Electric Utilities -- 0.8%
Fortum Oyj                                              28,100        1,357,830
--------------------------------------------------------------------------------
Total Common Stocks in Finland                                        1,357,830
================================================================================
France -- 4.4%
Diversified Telecommunication Services -- 1.2%
France Telecom SA                                       24,300          737,377
Neuf Cegetel                                            22,500        1,265,402
                                                                 ---------------
                                                                      2,002,779
--------------------------------------------------------------------------------
Electric Utilities -- 0.9%
Electricite de France SA                                14,500        1,569,604
--------------------------------------------------------------------------------
Multi-Utilities -- 2.3%
Suez SA                                                 33,200        2,474,066
Veolia Environnement SA                                 21,150        1,507,330
                                                                 ---------------
                                                                      3,981,396
--------------------------------------------------------------------------------
Total Common Stocks in France                                         7,553,779
================================================================================

Common Stocks                                           Shares        Value
--------------------------------------------------------------------------------
Germany -- 2.3%
Electric Utilities -- 2.3%
E.ON AG                                                 18,300   $    3,893,569
--------------------------------------------------------------------------------
Total Common Stocks in Germany                                        3,893,569
================================================================================
Italy -- 0.5%
Electric Utilities -- 0.5%
Enel SpA                                                79,000          887,979
--------------------------------------------------------------------------------
Total Common Stocks in Italy                                            887,979
================================================================================
Luxembourg -- 0.6%
Wireless Telecommunication Services -- 0.6%
Millicom International Cellular SA                       9,200        1,065,912
--------------------------------------------------------------------------------
Total Common Stocks in Luxembourg                                     1,065,912
================================================================================
Mexico -- 1.7%
Wireless Telecommunication Services -- 1.7%
America Movil, SA de CV (b)                             49,000        2,928,730
--------------------------------------------------------------------------------
Total Common Stocks in Mexico                                         2,928,730
================================================================================
Netherlands -- 0.5%
Diversified Telecommunication Services -- 0.5%
Koninklijke KPN NV                                      42,000          764,492
--------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                  764,492
================================================================================
Norway -- 0.3%
Diversified Telecommunication Services -- 0.3%
Telenor ASA                                             20,600          447,028
--------------------------------------------------------------------------------
Total Common Stocks in Norway                                           447,028
================================================================================
Portugal -- 0.3%
Electric Utilities -- 0.3%
Energias de Portugal SA                                 92,000          579,670
--------------------------------------------------------------------------------
Total Common Stocks in Portugal                                         579,670
================================================================================
Spain -- 3.9%
Diversified Telecommunication Services -- 1.3%
Telefonica SA                                           79,448        2,280,431
--------------------------------------------------------------------------------
Electric Utilities -- 2.2%
Iberdrola Renovables (a)                               220,300        1,579,985
Iberdrola SA                                           113,000        1,631,414
Union Fenosa SA                                          8,000          520,489
                                                                 ---------------
                                                                      3,731,888
--------------------------------------------------------------------------------
Electrical Equipment -- 0.4%
Gamesa Corp. Tecnologica SA                             14,600          755,689
--------------------------------------------------------------------------------
Total Common Stocks in Spain                                          6,768,008
================================================================================
Sweden -- 0.6%
Diversified Telecommunication Services -- 0.6%
Tele2 AB                                                48,100        1,028,052
--------------------------------------------------------------------------------
Total Common Stocks in Sweden                                         1,028,052
================================================================================
Switzerland -- 0.4%
Diversified Telecommunication Services -- 0.4%
Swisscom AG                                              1,900          663,564
--------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                      663,564
================================================================================

See Notes to Financial Statements.


8    BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
--------------------------------------------------------------------------------
United Kingdom -- 4.9%
Electric Utilities -- 0.8%
British Energy Group Plc                                40,000   $      581,593
Scottish & Southern Energy Plc                          28,100          819,365
                                                                 ---------------
                                                                      1,400,958
--------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 1.0%
International Power Plc                                196,900        1,733,728
--------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
Centrica Plc                                           133,600          777,406
National Grid Plc                                       69,918        1,033,216
                                                                 ---------------
                                                                      1,810,622
--------------------------------------------------------------------------------
Water Utilities -- 0.4%
Northumbrian Water Group Plc                           100,000          651,717
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.6%
Vodafone Group Plc (b)                                  84,512        2,711,990
--------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             8,309,015
================================================================================
United States -- 69.6%
Construction & Engineering -- 0.6%
Quanta Services, Inc. (a)                               30,575          979,623
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 8.7%
AT&T Inc.                                              181,362        7,236,344
Citizens Communications Co.                             62,400          727,584
Time Warner Telecom, Inc. Class A (a)                   54,500        1,019,150
Verizon Communications, Inc.                           135,900        5,228,073
Windstream Corp.                                        39,141          522,141
                                                                 ---------------
                                                                     14,733,292
--------------------------------------------------------------------------------
Electric Utilities -- 30.0%
Allegheny Energy, Inc.                                  50,800        2,781,300
American Electric Power Co., Inc.                       44,700        1,892,151
DPL, Inc.                                               75,000        2,131,500
Duke Energy Corp.                                      177,532        3,280,791
Edison International                                    53,200        2,831,836
Entergy Corp.                                           44,400        5,362,188
Exelon Corp.                                            84,500        7,436,000
FPL Group, Inc.                                         77,300        5,219,296
FirstEnergy Corp.                                       56,600        4,454,986
ITC Holdings Corp.                                      49,500        2,701,215
Mirant Corp. (a)                                        60,900        2,473,758
Northeast Utilities Inc.                                30,700          801,577
PPL Corp.                                              101,800        5,223,358
Pepco Holdings, Inc.                                    30,500          824,720
The Southern Co.                                        93,600        3,388,320
                                                                 ---------------
                                                                     50,802,996
--------------------------------------------------------------------------------

Common Stocks                                           Shares        Value
--------------------------------------------------------------------------------
United States (continued)
Electronic Equipment & Instruments -- 0.4%
Itron, Inc. (a)                                          6,800   $      663,544
--------------------------------------------------------------------------------
Gas Utilities -- 3.4%
Energen Corp.                                           12,000          899,400
Equitable Resources, Inc.                               25,200        1,769,796
New Jersey Resources Corp.                              20,400          679,524
Questar Corp.                                           30,500        1,958,710
UGI Corp.                                               19,000          512,620
                                                                 ---------------
                                                                      5,820,050
--------------------------------------------------------------------------------
Independent Power Producers & Energy
Traders -- 8.8%
The AES Corp. (a)                                       68,300        1,330,484
Constellation Energy Group, Inc.                        54,500        4,699,535
Dynegy, Inc. Class A (a)                               114,064        1,074,483
NRG Energy, Inc. (a)                                   124,800        5,190,432
Ormat Technologies, Inc.                                25,300        1,267,783
Reliant Energy, Inc. (a)                                50,700        1,295,892
                                                                 ---------------
                                                                     14,858,609
--------------------------------------------------------------------------------
Multi-Utilities -- 10.4%
CMS Energy Corp.                                       132,500        2,065,675
Consolidated Edison, Inc.                               12,100          499,730
DTE Energy Co.                                          17,600          778,624
Dominion Resources, Inc.                                56,674        2,624,006
NSTAR                                                   26,200          878,486
PG&E Corp.                                              63,100        2,498,129
Public Service Enterprise Group, Inc.                  128,000        5,665,280
Sempra Energy                                           19,900        1,150,419
Wisconsin Energy Corp.                                  19,100          917,564
Xcel Energy, Inc.                                       29,000          617,990
                                                                 ---------------
                                                                     17,695,903
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 5.2%
Devon Energy Corp.                                      13,500        1,565,190
EOG Resources, Inc.                                     12,000        1,543,560
Range Resources Corp.                                   18,900        1,242,864
Southwestern Energy Co. (a)                             43,400        1,924,356
Spectra Energy Corp.                                    13,316          359,798
Williams Cos., Inc.                                     58,800        2,236,752
                                                                 ---------------
                                                                      8,872,520
--------------------------------------------------------------------------------
Water Utilities -- 0.4%
American States Water Co.                                3,400          114,750
American Water Works Co., Inc. (a)                      18,800          404,200
California Water Service Group                           4,800          174,912
                                                                 ---------------
                                                                        693,862
--------------------------------------------------------------------------------

See Notes to Financial Statements.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008    9

================================================================================

Schedule of Investments (concluded)

                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares        Value
--------------------------------------------------------------------------------
United States (concluded)
Wireless Telecommunication Services -- 1.7%
American Tower Corp. Class A (a)                        22,700   $    1,037,844
MetroPCS Communications, Inc. (a)                       21,000          446,040
SBA Communications Corp. Class A (a)                    37,700        1,403,194
                                                                 ---------------
                                                                      2,887,078
--------------------------------------------------------------------------------
Total Common Stocks in the United States                            118,007,477
--------------------------------------------------------------------------------
Total Long-Term Investments
(Cost -- $97,920,708) -- 97.0%                                      164,571,415
================================================================================

                                                    Beneficial
                                                     Interest
Short-Term Securities                                  (000)          Value
--------------------------------------------------------------------------------
United States -- 2.8%
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 2.63% (e)(f)                        4,710   $    4,709,642
--------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $4,709,642) -- 2.8%                                          4,709,642
================================================================================
Total Investments (Cost -- $102,630,350*) -- 99.8%                  169,281,057

Other Assets Less Liabilities -- 0.2%                                   402,587
                                                                 ---------------
Net Assets -- 100.0%                                             $  169,683,644
                                                                 ===============

--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................   $  102,630,350
                                                                 ===============
      Gross unrealized appreciation ..........................   $   67,178,802
      Gross unrealized depreciation ..........................         (528,095)
                                                                 ---------------
      Net unrealized appreciation ............................   $   66,650,707
                                                                 ===============

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Convertible security.

(d)   Security is fair valued.

(e)   Represents the current yield as of report date.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net Activity    Interest
      Affiliate                                             (000)        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                  $ 668       $ 81,626
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o Effective December 1,2007,the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ................................................   $  164,547,322
      Level 2 ................................................        4,709,642
      Level 3 ................................................           24,093
      --------------------------------------------------------------------------
      Total                                                      $  169,281,057
                                                                 ===============

      The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

      --------------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
      --------------------------------------------------------------------------
      Balance, as of November 30, 2007 .......................         $ 21,859
      Accrued discounts/premiums .............................               --
      Realized gain (loss) ...................................               --
      Change in unrealized appreciation (depreciation) .......            2,234
      Net purchases (sales) ..................................               --
      Net transfers in/out of Level 3 ........................               --
      --------------------------------------------------------------------------
      Balance, as of May 31, 2008 ............................         $ 24,093
                                                                       =========

See Notes to Financial Statements.


10   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Statement of Assets and Liabilities

May 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
      Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $97,920,708) .....................................................   $  164,571,415
Investments at value -- affiliated (cost -- $4,709,642) ........................................................        4,709,642
Foreign currency at value (cost -- $35,392) ....................................................................           34,974
Dividends receivable ...........................................................................................          576,944
Capital shares sold receivable .................................................................................          115,147
Other assets ...................................................................................................          150,117
Prepaid expenses ...............................................................................................           18,495
                                                                                                                   ---------------
Total assets ...................................................................................................      170,176,734
                                                                                                                   ---------------

==================================================================================================================================
      Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Capital shares redeemed payable ................................................................................          290,837
Investment advisory fees payable ...............................................................................           82,373
Accounting services payable ....................................................................................           45,223
Distribution fees payable ......................................................................................           43,432
Other affiliates payable .......................................................................................           30,578
Officer's and Directors' fees payable ..........................................................................              485
Other accrued expenses payable .................................................................................              162
                                                                                                                   ---------------
Total liabilities ..............................................................................................          493,090
                                                                                                                   ---------------

==================================================================================================================================
      Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................................   $  169,683,644
                                                                                                                   ===============

==================================================================================================================================
      Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value ..........................................................................   $      170,110
Investor A Shares, $0.10 par value .............................................................................          669,948
Investor B Shares, $0.10 par value .............................................................................           10,279
Investor B1 Shares, $0.10 par value ............................................................................           68,635
Investor C Shares, $0.10 par value .............................................................................           30,300
Investor C1 Shares, $0.10 par value ............................................................................           93,269
Paid-in capital in excess of par ...............................................................................       97,083,070
Undistributed net investment income ............................................................................          796,425
Undistributed net realized capital gains .......................................................................        4,106,796
Net unrealized appreciation/depreciation .......................................................................       66,654,812
                                                                                                                   ---------------
Net Assets .....................................................................................................   $  169,683,644
                                                                                                                   ===============

==================================================================================================================================
      Net Asset Value
----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $27,737,686 and 1,701,095 shares outstanding ...........................   $        16.31
                                                                                                                   ===============
Investor A -- Based on net assets of $109,290,561 and 6,699,477 shares outstanding .............................   $        16.31
                                                                                                                   ===============
Investor B -- Based on net assets of $1,660,620 and 102,791 shares outstanding .................................   $        16.16
                                                                                                                   ===============
Investor B1 -- Based on net assets of $11,168,784 and 686,347 shares outstanding ...............................   $        16.27
                                                                                                                   ===============
Investor C -- Based on net assets of $4,834,004 and 302,998 shares outstanding .................................   $        15.95
                                                                                                                   ===============
Investor C1 -- Based on net assets of $14,991,989 and 932,692 shares outstanding ...............................   $        16.07
                                                                                                                   ===============

See Notes to Financial Statements.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   11

================================================================================

Statement of Operations

Six Months Ended May 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
      Investment Income
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $113,275 foreign withholding tax) ............................................................   $    2,259,889
Interest (including $81,626 from affiliates) ...................................................................          119,453
                                                                                                                   ---------------
Total income ...................................................................................................        2,379,342
                                                                                                                   ---------------

==================================================================================================================================
      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ............................................................................................          502,565
Service -- Investor A ..........................................................................................          133,259
Service and distribution -- Investor B .........................................................................            7,336
Service and distribution -- Investor B1 ........................................................................           44,290
Service and distribution -- Investor C .........................................................................           20,813
Service and distribution -- Investor C1 ........................................................................           60,712
Transfer agent -- Institutional ................................................................................           16,212
Transfer agent -- Investor A ...................................................................................           51,590
Transfer agent -- Investor B ...................................................................................            1,479
Transfer agent -- Investor B1 ..................................................................................            9,880
Transfer agent -- Investor C ...................................................................................            3,371
Transfer agent -- Investor C1 ..................................................................................           11,859
Accounting services ............................................................................................           50,347
Printing .......................................................................................................           40,770
Professional ...................................................................................................           37,236
Registration ...................................................................................................           32,084
Custodian ......................................................................................................           16,460
Officer and Directors ..........................................................................................            7,969
Miscellaneous ..................................................................................................           15,048
                                                                                                                   ---------------
Total expenses .................................................................................................        1,063,280
Less fees paid indirectly ......................................................................................              (42)
                                                                                                                   ---------------
Total expenses after fees paid indirectly ......................................................................        1,063,238
                                                                                                                   ---------------
Net investment income ..........................................................................................        1,316,104
                                                                                                                   ---------------

==================================================================================================================================
      Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
   Investments .................................................................................................        4,110,798
   Foreign currency transactions ...............................................................................           (3,994)
                                                                                                                   ---------------
                                                                                                                        4,106,804
                                                                                                                   ---------------
Net change in unrealized appreciation/depreciation on:
   Investments .................................................................................................       (6,020,504)
   Foreign currency transactions ...............................................................................              207
                                                                                                                   ---------------
                                                                                                                       (6,020,297)
                                                                                                                   ---------------
Total realized and unrealized loss .............................................................................       (1,913,493)
                                                                                                                   ---------------
Net Decrease in Net Assets Resulting from Operations ...........................................................   $     (597,389)
                                                                                                                   ===============

See Notes to Financial Statements.


12   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Statements of Changes in Net Assets

                                                                                          Six Months
                                                                                             Ended
                                                                                            May 31,       Year Ended
                                                                                             2008         November 30,
Increase (Decrease) in Net Assets:                                                        (Unaudited)        2007
-----------------------------------------------------------------------------------------------------------------------
   Operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income ................................................................   $   1,316,104   $   2,106,382
Net realized gain ....................................................................       4,106,804      16,158,803
Net change in unrealized appreciation/depreciation ...................................      (6,020,297)     20,049,078
                                                                                         ------------------------------
Net increase (decrease) in net assets resulting from operations ......................        (597,389)     38,314,263
                                                                                         ------------------------------

=======================================================================================================================
   Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional .....................................................................        (196,824)       (454,751)
   Investor A ........................................................................        (626,529)     (1,377,723)
   Investor B ........................................................................          (2,237)         (7,234)
   Investor B1 .......................................................................         (33,199)       (107,450)
   Investor C ........................................................................          (8,875)        (16,756)
   Investor C1 .......................................................................         (41,844)       (123,612)
Net realized gain:
   Institutional .....................................................................      (2,457,512)             --
   Investor A ........................................................................      (9,478,659)             --
   Investor B ........................................................................        (118,768)             --
   Investor B1 .......................................................................      (1,113,504)             --
   Investor C ........................................................................        (321,936)             --
   Investor C1 .......................................................................      (1,383,322)             --
                                                                                         ------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ....     (15,783,209)     (2,087,526)
                                                                                         ------------------------------

=======================================================================================================================
   Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ........       6,875,318     (13,368,045)
                                                                                         ------------------------------

=======================================================================================================================
   Net Assets
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..............................................      (9,505,280)     22,858,692
Beginning of period ..................................................................     179,188,924     156,330,232
                                                                                         ------------------------------
End of period ........................................................................   $ 169,683,644   $ 179,188,924
                                                                                         ==============================
End of period undistributed net investment income ....................................   $     796,425   $     389,829
                                                                                         ==============================

See Notes to Financial Statements.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   13

================================================================================

Financial Highlights

                                                                                         Institutional
                                                            ------------------------------------------------------------------------
                                                            Six Months
                                                              Ended
                                                              May 31,                     Year Ended November 30,
                                                               2008           ------------------------------------------------------
                                                            (Unaudited)         2007        2006       2005       2004       2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     17.85       $  14.37   $   11.87   $  10.37   $   8.22   $   7.39
                                                            ------------------------------------------------------------------------
Net investment income(1) ................................          0.15           0.25        0.35       0.26       0.22       0.21
Net realized and unrealized gain (loss) .................         (0.11)          3.48        2.50       1.51       2.14       0.84
                                                            ------------------------------------------------------------------------
Net increase from investment operations .................          0.04           3.73        2.85       1.77       2.36       1.05
                                                            ------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ................................         (0.12)         (0.25)      (0.35)     (0.27)     (0.21)     (0.22)
   Net realized gain ....................................         (1.46)            --          --         --         --         --
                                                            ------------------------------------------------------------------------
Total dividends and distributions .......................         (1.58)         (0.25)      (0.35)     (0.27)     (0.21)     (0.22)
                                                            ------------------------------------------------------------------------
Net asset value, end of period ..........................   $     16.31       $  17.85   $   14.37   $  11.87   $  10.37   $   8.22
                                                            ========================================================================

====================================================================================================================================
   Total Investment Return(2)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................................          0.22%(3)      26.10%      24.45%     17.25%     29.16%     14.54%
                                                            ========================================================================

====================================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses ..........................................          0.95%(4)       0.96%       0.97%      0.98%      1.03%      1.07%
                                                            ========================================================================
Total expenses after fees paid indirectly ...............          0.95%(4)       0.96%       0.97%      0.98%      1.03%      1.07%
                                                            ========================================================================
Net investment income ...................................          1.88%(4)       1.57%       2.77%      2.32%      2.36%      2.77%
                                                            ========================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........................   $    27,738       $ 29,915   $  27,255   $ 25,125   $ 23,677   $ 22,514
                                                            ========================================================================
Portfolio turnover ......................................             5%            31%         44%        25%        11%        21%
                                                            ========================================================================

(1)   Based on average shares outstanding.

(2)   Total investment returns exclude the effects of any sales charges.

(3)   Aggregate total investment return.

(4)   Annualized.

See Notes to Financial Statements.


14   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

                                                                                         Investor A
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended
                                                               May 31,                    Year Ended November 30,
                                                                2008          ------------------------------------------------------
                                                            (Unaudited)         2007       2006        2005       2004       2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     17.86       $  14.37   $   11.88   $  10.38   $   8.23   $   7.40
                                                            ------------------------------------------------------------------------
Net investment income(1) ................................          0.13           0.22        0.32       0.24       0.20       0.19
Net realized and unrealized gain (loss) .................         (0.12)          3.48        2.47       1.51       2.14       0.85
                                                            ------------------------------------------------------------------------
Net increase from investment operations .................          0.01           3.70        2.79       1.75       2.34       1.04
                                                            ------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ................................         (0.10)         (0.21)      (0.30)     (0.25)     (0.19)     (0.21)
   Net realized gain ....................................         (1.46)            --          --         --         --         --
                                                            ------------------------------------------------------------------------
Total dividends and distributions .......................         (1.56)         (0.21)      (0.30)     (0.25)     (0.19)     (0.21)
                                                            ------------------------------------------------------------------------
Net asset value, end of period ..........................   $     16.31       $  17.86   $   14.37   $  11.88   $  10.38   $   8.23
                                                            ========================================================================

====================================================================================================================================
   Total Investment Return(2)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................................          0.04%(3)      25.90%      24.04%     16.95%     28.82%     14.26%
                                                            ========================================================================

====================================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses ..........................................          1.18%(4)       1.20%       1.22%      1.23%      1.28%      1.33%
                                                            ========================================================================
Total expenses after fees paid indirectly ...............          1.18%(4)       1.20%       1.22%      1.23%      1.28%      1.33%
                                                            ========================================================================
Net investment income ...................................          1.65%(4)       1.33%       2.52%      2.07%      2.11%      2.42%
                                                            ========================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........................   $   109,291       $113,647   $  93,670   $ 79,008   $ 73,286   $ 60,142
                                                            ========================================================================
Portfolio turnover ......................................             5%            31%         44%        25%        11%        21%
                                                            ========================================================================

(1)   Based on average shares outstanding.

(2)   Total investment returns exclude the effects of sales charges.

(3)   Aggregate total investment return.

(4)   Annualized.

See Notes to Financial Statements.


BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008        15

================================================================================

                                                                          Investor B
                                                        -------------------------------------------------
                                                           Six
                                                          Months                            Period
                                                          Ended              Year         October 2,
                                                          May 31,           Ended         2006(1) to
                                                           2008          November 30,    November 30,
                                                        (Unaudited)          2007            2006
---------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     17.69      $      14.29    $      13.58
                                                        -------------------------------------------------
Net investment income(2) ............................          0.07              0.08            0.02
Net realized and unrealized gain (loss) .............         (0.12)             3.45            0.80
                                                        -------------------------------------------------
Net increase (decrease) from investment operations ..         (0.05)             3.53            0.82
                                                        -------------------------------------------------
Dividends and distributions from:
      Net investment income .........................         (0.02)            (0.13)          (0.11)
      Net realized gain .............................         (1.46)               --              --
                                                        -------------------------------------------------
Total dividends and distributions ...................         (1.48)            (0.13)          (0.11)
                                                        -------------------------------------------------
Net asset value, end of period ......................   $     16.16      $      17.69    $      14.29
                                                        =================================================

=========================================================================================================
   Total Investment Return(3)
---------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (0.28%)(4)        24.79%           6.05%(4)
                                                        =================================================

=========================================================================================================
   Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------
Total expenses ......................................          2.03%(5)          2.07%           1.96%(5)
                                                        =================================================
Total expenses after fees paid indirectly ...........          2.03%(5)          2.07%           1.96%(5)
                                                        =================================================
Net investment income ...............................          0.87%(5)          0.51%           1.00%(5)
                                                        =================================================

=========================================================================================================
   Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $     1,661      $      1,334    $        238
                                                        =================================================
Portfolio turnover ..................................             5%               31%             44%
                                                        =================================================

                                                                                       Investor B1
                                                       -----------------------------------------------------------------------------
                                                           Six
                                                          Months
                                                          Ended
                                                         May 31,                           Year Ended November 30,
                                                          2008          ------------------------------------------------------------
                                                       (Unaudited)         2007         2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $     17.81      $    14.33   $   11.84   $   10.35   $    8.19   $     7.37
                                                       -----------------------------------------------------------------------------
Net investment income(2) ............................         0.08            0.12        0.26        0.18        0.14         0.16
Net realized and unrealized gain (loss) .............        (0.12)           3.47        2.48        1.49        2.16         0.82
                                                       -----------------------------------------------------------------------------
Net increase (decrease) from investment operations ..        (0.04)           3.59        2.74        1.67        2.30         0.98
                                                       -----------------------------------------------------------------------------
Dividends and distributions from:
      Net investment income .........................        (0.04)          (0.11)      (0.25)      (0.18)      (0.14)       (0.16)
      Net realized gain .............................        (1.46)             --          --          --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and distributions ...................        (1.50)          (0.11)      (0.25)      (0.18)      (0.14)       (0.16)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period ......................  $     16.27      $    17.81   $   14.33   $   11.84   $   10.35   $     8.19
                                                       =============================================================================

====================================================================================================================================
   Total Investment Return(3)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................        (0.22%)(4)      25.13%      23.43%      16.26%      28.30%       13.47%
                                                       =============================================================================

====================================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses ......................................         1.75%(5)        1.75%       1.75%       1.75%       1.81%        1.86%
                                                       =============================================================================
Total expenses after fees paid indirectly ...........         1.75%(5)        1.75%       1.75%       1.75%       1.81%        1.86%
                                                       =============================================================================
Net investment income ...............................         1.05%(5)        0.77%       2.02%       1.56%       1.58%        2.08%
                                                       =============================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................  $    11,169      $   13,921   $  18,347   $  28,298   $  31,935   $   41,317
                                                       =============================================================================
Portfolio turnover ..................................            5%             31%         44%         25%         11%          21%
                                                       =============================================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5)   Annualized.

See Notes to Financial Statements.


16    BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Financial Highlights (concluded)

                                                                          Investor C
                                                        -------------------------------------------------
                                                           Six
                                                          Months                            Period
                                                           Ended             Year         October 2,
                                                          May 31,           Ended          2006(1) to
                                                           2008          November 30,    November 30,
                                                        (Unaudited)          2007            2006
---------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................   $     17.50      $      14.15    $      13.44
                                                        -------------------------------------------------
Net investment income(2) ............................          0.07              0.09            0.02
Net realized and unrealized gain (loss) .............         (0.13)             3.41            0.80
                                                        -------------------------------------------------
Net increase (decrease) from investment operations ..         (0.06)             3.50            0.82
                                                        -------------------------------------------------
Dividends and distributions from:
      Net investment income .........................         (0.03)            (0.15)          (0.11)
      Net realized gain .............................         (1.46)               --              --
                                                        -------------------------------------------------
Total dividends and distributions ...................         (1.49)            (0.15)          (0.11)
                                                        -------------------------------------------------
Net asset value, end of period ......................   $     15.95      $      17.50    $      14.15
                                                        =================================================

=========================================================================================================
   Total Investment Return(3)
---------------------------------------------------------------------------------------------------------
Based on net asset value ............................         (0.34%)(4)        24.86%           6.11%(4)
                                                        =================================================

=========================================================================================================
   Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------
Total expenses ......................................          1.99%(5)          2.01%           1.97%(5)
                                                        =================================================
Total expenses after fees paid indirectly ...........          1.99%(5)          2.01%           1.97%(5)
                                                        =================================================
Net investment income ...............................          0.92%(5)          0.56%           0.98%(5)
                                                        =================================================

=========================================================================================================
   Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $     4,834      $      3,617    $        292
                                                        =================================================
Portfolio turnover ..................................             5%               31%             44%
                                                        =================================================

                                                                                       Investor C1
                                                       -----------------------------------------------------------------------------
                                                          Six
                                                         Months
                                                         Ended
                                                         May 31,                            Year Ended November 30,
                                                          2008          ------------------------------------------------------------
                                                       (Unaudited)         2007         2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................  $     17.61      $    14.18   $   11.73   $   10.25   $    8.13   $     7.31
                                                       -----------------------------------------------------------------------------
Net investment income(2) ............................         0.08            0.12        0.25        0.17        0.14         0.15
Net realized and unrealized gain (loss) .............        (0.12)           3.43        2.45        1.50        2.12         0.83
                                                       -----------------------------------------------------------------------------
Net increase (decrease) from investment operations ..        (0.04)           3.55        2.70        1.67        2.26         0.98
                                                       -----------------------------------------------------------------------------
Dividends and distributions from:
      Net investment income .........................        (0.04)          (0.12)      (0.25)      (0.19)      (0.14)       (0.16)
      Net realized gain .............................        (1.46)             --          --          --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and distributions ...................        (1.50)          (0.12)      (0.25)      (0.19)      (0.14)       (0.16)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period ......................  $     16.07      $    17.61   $   14.18   $   11.73   $   10.25   $     8.13
                                                       =============================================================================

====================================================================================================================================
   Total Investment Return(3)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ............................        (0.23%)(4)      25.11%      23.30%      16.34%      28.03%       13.62%
                                                       =============================================================================

====================================================================================================================================
   Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses ......................................         1.79%(5)        1.79%       1.79%       1.80%       1.85%        1.91%
                                                       =============================================================================
Total expenses after fees paid indirectly ...........         1.79%(5)        1.79%       1.79%       1.80%       1.85%        1.91%
                                                       =============================================================================
Net investment income ...............................         1.04%(5)        0.74%       1.94%       1.49%       1.53%        1.93%
                                                       =============================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .....................   $   14,992    $     16,754   $  16,527   $  14,789   $  11,898   $   10,994
                                                       =============================================================================
Portfolio turnover ..................................            5%             31%         44%         25%         11%          21%
                                                       =============================================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5)   Annualized.

See Notes to Financial Statements.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   17

================================================================================

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Utilities and Telecommunications Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses of a Fund are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective May 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48


18   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================
does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended November 30, 2004 through November 30, 2006.The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee of 0.60%, on an annual basis, of the average daily value of the Fund's net assets.

For the six months ended May 31, 2008, the Fund reimbursed the Advisor $1,334, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Service     Distribution
                                                         Fee           Fee
--------------------------------------------------------------------------------
Investor A .........................................    0.25%            --
Investor B .........................................    0.25%          0.75%
Investor B1 ........................................    0.25%          0.50%
Investor C .........................................    0.25%          0.75%
Investor C1 ........................................    0.25%          0.55%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the six months ended May 31, 2008, the affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares which totaled $26,997. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   19

================================================================================

For the six months ended May 31, 2008, affiliates received contingent deferred sales charges of $897, $4,449 and $176 relating to transactions in Investor B Shares, Investor B1 Shares and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $488 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended May 31, 2008, the Fund paid $71,084 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ..............................................        $  308
Investor A .................................................        $2,465
Investor B .................................................        $  154
Investor B1 ................................................        $  205
Investor C .................................................        $  193
Investor C1 ................................................        $  205
--------------------------------------------------------------------------------

In addition, MLPF&S received $2,872 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2008.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2008 were $8,841,636 and $17,127,599.

4. Capital Share Transactions:

There are 100,000,000 shares authorized for all classes. Transactions in common stock for each class were as follows:

                                                                    Six Months Ended                          Year Ended
                                                                       May 31, 2008                       November 30, 2007
                                                              -----------------------------         ------------------------------
                                                                 Shares          Amount                Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Institutional
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................        106,442   $    1,696,609              217,408   $    3,497,190
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................        142,694        2,330,236               24,104          396,264
                                                              ------------------------------        ------------------------------
Total issued ..............................................        249,136        4,026,845              241,512        3,893,454
Shares redeemed ...........................................       (223,969)      (3,531,806)            (462,683)      (7,520,256)
                                                              ------------------------------        ------------------------------
Net increase (decrease)....................................         25,167   $      495,039             (221,171)  $   (3,626,802)
                                                              ==============================        ==============================


20   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

                                                                    Six Months Ended                          Year Ended
                                                                       May 31, 2008                       November 30, 2007
                                                              -----------------------------         ------------------------------
                                                                 Shares          Amount                Shares          Amount
----------------------------------------------------------------------------------------------------------------------------------
Investor A
----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ............        667,516   $   10,929,385              862,897   $   13,948,915
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................        490,719        8,020,062               65,005        1,070,888
                                                              ------------------------------        ------------------------------
Total issued ..............................................      1,158,235       18,949,447              927,902       15,019,803
Shares redeemed ...........................................       (823,573)     (12,844,378)          (1,079,874)     (17,445,028)
                                                              ------------------------------        ------------------------------
Net increase (decrease) ...................................        334,662   $    6,105,069             (151,972)  $   (2,425,225)
                                                              ==============================        ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor B
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................         33,819   $      542,375               83,999   $    1,317,040
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................          6,260          101,575                  363            5,996
                                                              ------------------------------        ------------------------------
Total issued ..............................................         40,079          643,950               84,362        1,323,036
Shares redeemed ...........................................        (12,710)        (194,121)             (25,594)        (415,323)
                                                              ------------------------------        ------------------------------
Net increase ..............................................         27,369   $      449,829               58,768   $      907,713
                                                              ==============================        ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor B1
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................         16,292   $      257,759               53,667   $      841,895
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................         51,684          844,176                4,743           77,065
                                                              ------------------------------        ------------------------------
Total issued ..............................................         67,976        1,101,935               58,410          918,960
Shares redeemed and automatic conversion of shares ........       (163,270)      (2,582,522)            (556,886)      (8,780,653)
                                                              ------------------------------        ------------------------------
Net decrease ..............................................        (95,294)  $   (1,480,587)            (498,476)  $   (7,861,693)
                                                              ==============================        ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor C
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................        106,906   $    1,681,942              231,988   $    3,690,344
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................         19,611          314,198                  942           15,652
                                                              ------------------------------        ------------------------------
Total issued ..............................................        126,517        1,996,140              232,930        3,705,996
Shares redeemed ...........................................        (30,222)        (462,186)             (46,897)        (771,783)
                                                              ------------------------------        ------------------------------
Net increase ..............................................         96,295   $    1,533,954              186,033   $    2,934,213
                                                              ==============================        ==============================

----------------------------------------------------------------------------------------------------------------------------------
Investor C1
----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...............................................         25,742   $      399,870               53,963   $      856,314
Shares issued to shareholders in reinvestment of dividends
   and distributions ......................................         73,928        1,192,647                6,160           99,484
                                                              ------------------------------        ------------------------------
Total issued ..............................................         99,670        1,592,517               60,123          955,798
Shares redeemed ...........................................       (118,187)      (1,820,503)            (274,092)      (4,252,049)
                                                              ------------------------------        ------------------------------
Net decrease ..............................................        (18,517)  $     (227,986)            (213,969)  $   (3,296,251)
                                                              ==============================        ==============================


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   21

================================================================================

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended May 31, 2008.

6. Subsequent Event:

The Fund paid an ordinary dividend in the following amounts per share on July 18, 2008 to shareholders on record on July 16, 2008:

--------------------------------------------------------------------------------
                                                              Dividend per Share
--------------------------------------------------------------------------------
Institutional ............................................        $0.114784
Investor A ...............................................         0.105370
Investor B ...............................................         0.072778
Investor B1...............................................         0.081673
Investor C ...............................................         0.074332
Investor C1...............................................         0.080481
--------------------------------------------------------------------------------


22   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Chairman of the Board and Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Chairman of the Audit Committee and Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   23

================================================================================

Additional Information

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------
   Availability of Additional Information
--------------------------------------------------------------------------------

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


24   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

================================================================================

Additional Information (concluded)

--------------------------------------------------------------------------------
   Availability of Additional Information (concluded)
--------------------------------------------------------------------------------

Availability of Proxy Voting Record

Information about how the fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
   Shareholder Privileges
--------------------------------------------------------------------------------

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


     BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008   25

================================================================================

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

--------------------------------------------------------------------------------
   Equity Funds
--------------------------------------------------------------------------------

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

--------------------------------------------------------------------------------
   Fixed Income Funds
--------------------------------------------------------------------------------

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

--------------------------------------------------------------------------------
   Municipal Bond Funds
--------------------------------------------------------------------------------

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

--------------------------------------------------------------------------------
   Target Risk & Target Date Funds
--------------------------------------------------------------------------------

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


26   BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.     MAY 31, 2008

GO
[PAPERLESS LOGO]

      It's Fast, Convenient, & Timely!
      To sign up today, go to www.blackrock.com/edelivery.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Utilities and
Telecommunications Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #11693-5/08

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Investments
           (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
           (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           BlackRock Utilities & Telecommunications Fund, Inc.

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer of
                  BlackRock Utilities & Telecommunications Fund, Inc.

           Date: July 18, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer (principal executive officer) of BlackRock Utilities & Telecommunications Fund, Inc.

           Date: July 18, 2008

           By:    /s/ Neal J. Andrews
                  -------------------------------
                  Neal J. Andrews
                  Chief Financial Officer (principal financial officer) of BlackRock Utilities & Telecommunications Fund, Inc.

           Date: July 18, 2008